Equity	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
EQUITY

13. EQUITY

Authorized shares

Our authorized share capital amounts to EUR 3,500,000.00 and consists of 7,875,000 ordinary shares with a nominal value of EUR 0.40 per share and 875,000 preferred shares with a nominal value of EUR 0.40 per share. The preferred shares are divided into five series, each consisting of 175,000 preferred shares. Currently there are no preferred shares outstanding.

Preferred shares

The Company designates the preferred shares with a nominal value of EUR 0.40 each as follows;

●	a Series A consisting of 175,000 preferred shares;

●	a Series B consisting of 175,000 preferred shares;

●	a Series C consisting of 175,000 preferred shares;

●	a Series D consisting of 175,000 preferred shares; and

●	a Series E consisting of 175,000 preferred shares

Ordinary shares

The Company has 7,875,000 million ordinary shares authorized. Holders of ordinary shares are entitled to dividends as declared from time to time and are entitled to one vote per share at general meetings of the Company. The nominal value of our share capital is EUR0.40 per share. The Company amended the nominal value of our share capital to Eur0.01 per share in August 2025.

On May 19, 2025, we entered into a securities purchase agreement (the “SPA”) with an institutional investor (the “Purchaser”), pursuant to which we sold to the Purchaser (i) 375,000 ordinary units, with each ordinary unit consisting of one ordinary share, one class A warrant to purchase one ordinary share (the “Class A Warrant”), and one class B warrant to purchase one ordinary share (the “Class B Warrant”), and (ii) 1,625,000 pre-funded units with each pre-funded unit consisting of one pre-funded warrant to purchase one ordinary share, one Class A Warrant, and one Class B Warrant “Offering”). Each ordinary unit was sold at an offering price of $2.00 per unit, and each pre-funded unit sold at an offering price of $2.00 per unit less the nominal remaining exercise price of $0.001. The Offering resulted in gross proceeds of approximately $4 million before deducting placement agent fees and other estimated offering expenses (the “Offering”) of approximately $464,000, which is the net proceeds of approximately $3.5million. The Offering was closed on May 21, 2025.

In addition, during the six months ended June 30, 2025, the Company issued ordinary shares as follows:

●	1,268,000 ordinary shares for exercise of pre-funded warrants valued at $1,268

●	129,500 ordinary shares for services valued at $520,250

During the six months ended June 30, 2024, the Company issued ordinary shares as follows:

●	26,375 ordinary shares issued for $515,262; and

●	84,153 ordinary shares issued for conversion of debt of $2,154,557.

Warrants

On November 13, 2023, the Company issued 104,166 warrants, as a part of the Unit offering, valued using the residual method and an assigned value of $0. The Warrants were exercisable immediately on the date of issuance until the fifth anniversary of the issuance date at a price of $48.00 per share.

On December 12, 2024, the Company issued 1,367,521 A Warrants and 1,367,521 B Warrants, as a part of the Unit offering, valued using the residual method and an assigned value of $27,521 each. The Warrants were exercisable immediately on the date of issuance until, the earlier of twelve months or 30 days after public release of the top-line results from the Early Detect 2 study for the B Warrants, and the fifth anniversary of the issuance date for the A Warrants, both at an exercise price of $5.85 per share.

On May 21, 2025, the Company issued 2,000,000 A Warrants and 2,000,000 B Warrants, as a part of the Unit offering, valued using the residual method and an assigned value of $0 each. The Warrants were exercisable immediately on the date of issuance until, the earlier of twelve months or 30 days after public release of the top-line results from the Early Detect 2 study for the B Warrants, and the fifth anniversary of the issuance date for the A Warrants, both at an exercise price of $2.00 per share.

A summary of activity during the six months ended June 30, 2025, is as follows:

	Warrant	Weighted-Average	Weighted-Average
	Outstanding	Exercise Price	Life (years)
Balance as of December 31, 2024	3,905,208	$5.38	2.44
Grants	5,625,000	4.12	3.00
Exercised	(1,268,000)	0.01	-
Expired	-	120.00	-
Balance as of June 30, 2025	8,262,208	$2.24	1.44

As of June 30, 2025, all outstanding warrants are exercisable and the intrinsic value of the warrants is $2 million from pre-funded warrants issued in 2025.

Carve out plan

On February 22, 2024, our Compensation Committee approved the carve-out plan (the “COP”) of Mainz Biomed USA, Inc. (“Mainz USA”) and the Board of Directors of Mainz USA approved the COP. The purpose of the COP is to promote the interests of Mainz USA by providing a payment opportunity to individuals providing services to Mainz USA upon the consummation of a corporate transaction or series of transactions resulting in a change of control of Mainz USA or our Company (a “Change of Control” and the completion of a Change of Control, the “Closing”).

Payment under the COP is based principally upon the carve-out pool amount which is equal to 13% of the aggregate pre-tax consideration (cash and fair market value of any securities or other consideration) payable in connection with a Change of Control that would be legally available for payment or distribution to Mainz USA, our Company or their respective shareholders in connection with a Change of Control (the “Consideration”). The COP provides for a carve-out pool equal to 13% of the Consideration less the aggregate severance payments contractually owed to all COP participants who have been informed on or before the Closing that their employment with Mainz USA will terminate on or within three months after the Closing. The carve-out pool will be allocated and paid to participants in the COP based on the product of the participant’s applicable carve-out percentage as defined in the COP.

Under the COP, participants may receive transaction carve-out equal to the carve-out pool amount multiplied by each participant’s carve-out percentage specified in such participant’s participation acknowledgment less that participant’s equity offset, as defined under the COP. Subject to the terms of the COP, payments under the COP will generally be paid in the same form (or forms) as the consideration received by shareholder of our Company in respect of their Company equity securities due to the change of control. The Compensation Committee has allocated 100% of the COP.

Stock options

In 2021, our shareholders adopted our 2021 Omnibus Incentive Plan (the “2021 Plan”). Under the 2021 Plan, we are authorized to issue equity incentives in the form of incentive stock options, non-statutory stock options, restricted shares, restricted share units, share appreciation rights, performance units or performance shares under separate award agreements. Under the 2021 Plan, the aggregate number of shares underlying awards that we could issue cannot exceed 2,300,000 ordinary shares.

In 2022, our shareholders adopted our 2022 Omnibus Incentive Plan (the (“2022 Plan”). Under the 2022 Plan, we are authorized to issue equity incentives in the form of incentive stock options, non-statutory stock options, restricted shares, restricted share units, share appreciation rights, performance units or performance shares under separate award agreements. Under the 2022 Plan, the aggregate number of shares underlying awards that we could issue cannot exceed 500,000 ordinary shares. In 2023, we amended the 2022 Plan to increase the aggregate number of shares underlying awards that we could issue to 875,000 ordinary shares.

During the six months ended June 30, 2025, the Company granted 416,750 stock options valued at $1,743,636. Stock options with time-based vesting were valued using the Black-Scholes pricing model. 416,750 options shall vest 50% at grant date and then 25% at one year anniversary and 25% at second anniversary.

During the six months ended June 30, 2025 and 2024, the Company recorded share-based compensation of $823,863 and $1,028,383 and unamortized expense of $951,883 as of June 30, 2025, respectively. Forfeitures are estimated at the time of grant and adjusted, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

For the six months ended June 30, 2025, the estimated fair values of the stock options are as follows:

	June 30,	December 31,
	2025	2024
Exercise price	$4.95	$12.0 - 24.8
Expected term	5.00 - 6.00 years	5.25 years
Expected average volatility	118%	106% - 113%
Expected dividend yield	-	-
Risk-free interest rate	4.01%	3.8% - 4.22%

A summary of activity during the six months ended June 30, 2025 follows:

	Stock options	Weighted-Average	Weighted-Average
	Outstanding	Exercise Price	Life (years)
Balance as of December 31, 2024	55,992	$233.94	7.36
Grants	416,750	4.95	10.00
Forfeited	(10,906)	151.59	-
Cancelled	-	-	-
Expiry	-	-	-
Balance as of June 30, 2025	461,836	$29.4	9.37

Exercisable as of June 30, 2025	255,782	$45.64	9.14
Expected to vest	206,054	$9.25	3.65

As of June 30, 2025, the intrinsic value of the stock options is $0.